Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets

53.	CHANGES IN THE ARGENTINE MACROECONOMIC ENVIRONMENT AND FINANCIAL AND CAPITAL MARKETS
In the last years, the argentine financial market has observed a prolonged period of volatility in the prices of public and private financial instruments, including a significant increase of country risk, the strong devaluation of the argentine peso, the acceleration of the inflation rate (see Note 3, section “Unit of measurement”) and the rising interest rates.
On December 10, 2023, the current authorities of the argentine National Government took office and issued a series of emergency measures within the framework of an economic policy proposal that, among its main objectives, pursues the elimination of the fiscal deficit on the basis of reducing primary public spending of both the Nation and the Provinces, and the resizing of the Federal Government’s structure, eliminating subsidies and transfers.
As soon as the new administration took office, measures were adopted to normalize the foreign exchange and financial markets. On the one hand, the devaluation of the peso in the official exchange market -used mainly for foreign trade- close to 55%, together with a complete reconsideration of monetary and fiscal policies, allowed a significate reduction in the gap between the values of currencies in the official and free exchange markets (stock market operations) from its maximum of 200% during the last quarter of 2023, which as of the date of issuance of these consolidated Financial Statements arises to 1%. In April 2025, new measures aimed at easing regulations related to access to the foreign exchange market were established, including the establishment of floating bands (it began between $1,000 and $1,400, range that was updated at a negative monthly rate of 1% for the lower limit and a positive monthly rate of 1% for the upper limit until December 2025 and, from January 2026, it is updated in line with the evolution of inflation) within which the dollar exchange rate in the foreign exchange market may fluctuate, the elimination of foreign exchange restrictions applicable to individuals, the authorization for companies to transfer dividends abroad to non-resident
shareholders corresponding to fiscal years beginning on or after January 1, 2025, and more flexibility to make payments abroad for imports of goods and services, among other regulations.
On the other hand, as part of the measures taken since the beginning of its term of office, the National Government and the BCRA reformulated monetary and financial policies to drastically reduce the known as quasi-fiscal deficit, including debt exchanges of the BCRA with the banks and their transfer to the National Treasury, puts on government securities held by financial institutions, together with the fiscal cash surplus obtained by the Nation and the renewal of the debt services denominated in pesos, significantly reducing inflation levels (31.5% during the fiscal year 2025 and 5.9% in January and February 2026) and nominal interest rates, although the latter mentioned have presented a higher level of volatility.
In relation to national public debt, various voluntary exchanges at local level and the agreements reached regarding commitments with the Paris Club and the International Monetary Fund (IMF), allowed the country to avoid arrears and the BCRA to advance in the normalization of foreign commercial debt and to accumulate international reserves from the external trade surplus and the Assets Regularization Regime contemplated in Law 27743. Among various financing agreements, it can be mentioned that in April 2025, the IMF Executive Board approved a program of Extended Fund Facility (EFF) for a total amount of approximately USD 20 billion, also approving an immediate initial disbursement of USD 12 billion and an additional disbursement of USD 2 billion completed during August 2025. Additionally, on the same date, the World Bank and the Inter-American Development Bank approved the granting of financial assistance to Argentina under respective multi-year programs amounting to USD 12 billion and USD 10 billion, respectively. Finally, on October 20, 2025, the BCRA announced the signing of a currency stabilization agreement with the United States Treasury Department for an amount of up to USD 20 billion for the execution of bilateral currency swap operations between both parties. On December 15, 2025, the BCRA announced its international reserve accumulation goals of USD 17 billion for the year 2026, to be achieved through foreign currency purchases in the Single and Free Exchange Market.
On a broader level, the National Government’s program includes reforms to both the economic framework and other areas of government work. On December 20, 2023, through Decree of Necessity and Urgency No. 70/2023, a significant number of reforms were established in a large number of areas, some of which were challenged in the Justice by the affected sectors, presenting protections and unconstitutionality requests to stop their application. Subsequently, part of what was challenged was incorporated into other initiatives that were approved by Congress and promulgated by the National Executive Branch. On July 8, 2024, Law No. 27742 was published in the Official Gazette and promulgated by the National Executive Branch through Decree No. 592/2024 and includes among its points delegation of powers to the National Executive Branch, tax, labor and social security reforms, among others. Finally, during December 2025, the National Congress approved the 2026 Budget with growth targets and a reduction in the inflation expected level.
Although the Argentine macroeconomic and financial environment has evolved favorably in the last months, the recovery in economic activity has been uneven and slower than expected. This includes an increase in arrears in both financial and non-financial
sectors, together with a persistent uncertainty international context influenced by geopolitical conflicts in the Middle East. These factors require permanent monitoring of the situation by the Bank’s Management in order to identify those issues that may impact its financial position, which may be appropriate to reflect in the Financial Statements of future periods.